Buffalo High Yield Fund
Schedule of Investments
June 30, 2024 (Unaudited)

CORPORATE BONDS - 59.8%	Par	Value
Communication Services - 4.6%
Diversified Telecommunications - 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	$2,000,000	$1,713,172

Entertainment - 0.7%
Cinemark USA, Inc., 5.88%, 03/15/2026 (a)	2,000,000	1,980,324
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (a)	2,000,000	1,299,001
		3,279,325

Interactive Media & Services - 2.2%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	4,000,000	3,934,066
Getty Images, Inc., 9.75%, 03/01/2027 (a)	4,000,000	4,011,849
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	1,000,000	959,348
TripAdvisor, Inc., 7.00%, 07/15/2025 (a)	2,000,000	2,007,974
		10,913,237

Media - 1.4%
Directv Financing LLC, 8.88%, 02/01/2030 (a)	2,000,000	1,959,307
Gray Television, Inc.
10.50%, 07/15/2029 (a)	2,000,000	2,013,351
4.75%, 10/15/2030 (a)	500,000	300,552
5.38%, 11/15/2031 (a)	1,000,000	568,008
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (a)	500,000	347,678
5.38%, 01/15/2031 (a)	2,000,000	888,804
Townsquare Media, Inc., 6.88%, 02/01/2026 (a)	1,250,000	1,232,290
		7,309,990
Total Communication Services		23,215,724

Consumer Discretionary - 2.6%
Automobile Components - 0.5%
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	3,000,000	2,769,771

Hotels, Restaurants & Leisure - 0.7%
Dave & Buster's, Inc., 7.63%, 11/01/2025 (a)	1,500,000	1,508,822
Nathan's Famous, Inc., 6.63%, 11/01/2025 (a)	608,000	610,538
Six Flags Entertainment Corp., 5.50%, 04/15/2027 (a)	1,500,000	1,485,965
		3,605,325

Leisure Products - 1.4%
Vista Outdoor, Inc., 4.50%, 03/15/2029 (a)	6,800,000	6,828,988
Total Consumer Discretionary		13,204,084

Consumer Staples - 5.5%
Consumer Staples Distribution & Retail - 0.5%
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	2,500,000	2,259,360

Food & Beverage Wholesalers - 1.0%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	5,000,000	5,131,655

Food Products - 1.8%
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	3,000,000	2,936,775
4.25%, 08/01/2029 (a)	1,000,000	911,094
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (a)	2,000,000	1,844,455
TreeHouse Foods, Inc., 4.00%, 09/01/2028	4,000,000	3,598,768
		9,291,092

Household Products - 1.6%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031 (a)	3,000,000	3,006,750
10.75%, 06/30/2032 (a)	5,000,000	4,806,250
		7,813,000

Personal Care Products - 0.6%
BellRing Brands, Inc., 7.00%, 03/15/2030 (a)	3,000,000	3,077,625
Total Consumer Staples		27,572,732

Energy - 18.3%
Energy Equipment & Services - 2.3%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	2,250,000	2,211,995
Enerflex Ltd., 9.00%, 10/15/2027 (a)	3,000,000	3,053,250
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	6,000,000	6,401,298
		11,666,543

Oil, Gas & Consumable Fuels - 16.0%
Athabasca Oil Corp., 9.75%, 11/01/2026 (a)	2,474,000	2,603,828
Baytex Energy Corp., 8.50%, 04/30/2030 (a)	2,500,000	2,616,390
California Resources Corp.
7.13%, 02/01/2026 (a)	4,000,000	4,012,877
8.25%, 06/15/2029 (a)	4,000,000	4,085,047
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028 (a)	1,500,000	1,422,070
Crescent Energy Finance LLC
9.25%, 02/15/2028 (a)	6,250,000	6,620,498
7.38%, 01/15/2033 (a)	5,000,000	5,017,758
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028 (a)	1,000,000	988,351
8.63%, 03/15/2029 (a)	3,000,000	3,089,958
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	7,350,000	7,297,446
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,000,000	1,046,649
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	6,500,000	6,843,909
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	7,000,000	7,583,317
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	9,100,000	9,213,559
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029 (a)	8,000,000	8,086,157
Talos Production, Inc.
9.00%, 02/01/2029 (a)	2,000,000	2,100,820
9.38%, 02/01/2031 (a)	2,000,000	2,112,998
Transocean, Inc., 8.75%, 02/15/2030 (a)	450,000	472,044
Viper Energy, Inc., 5.38%, 11/01/2027 (a)	1,750,000	1,720,274
W&T Offshore, Inc., 11.75%, 02/01/2026 (a)	4,000,000	4,117,856
		81,051,806
Total Energy		92,718,349

Financials - 9.9%
Capital Markets - 0.4%
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	2,000,000	2,064,450

Consumer Finance - 2.9%
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	2,000,000	2,116,338
Encore Capital Group, Inc.
9.25%, 04/01/2029 (a)	4,000,000	4,165,308
8.50%, 05/15/2030 (a)	1,250,000	1,274,056
PRA Group, Inc.
7.38%, 09/01/2025 (a)	2,000,000	2,004,572
8.38%, 02/01/2028 (a)	1,500,000	1,496,026
8.88%, 01/31/2030 (a)	3,750,000	3,746,201
		14,802,501

Financial Services - 4.0%
Burford Capital Global Finance LLC
6.88%, 04/15/2030 (a)	4,500,000	4,423,095
9.25%, 07/01/2031 (a)	7,500,000	7,902,652
CPI CG, Inc., 10.00%, 07/15/2029 (a)	1,000,000	1,035,748
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029 (a)	4,250,000	4,253,346
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	2,500,000	2,704,008
		20,318,849

Insurance - 2.6%
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029 (a)	2,000,000	2,024,290
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	8,000,000	7,820,927
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030 (a)	3,000,000	3,139,494
		12,984,711
Total Financials		50,170,511

Health Care - 1.6%
Biotechnology - 0.1%
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (a)	250,000	258,280
Star Parent, Inc., 9.00%, 10/01/2030 (a)	100,000	105,255
		363,535

Commercial Services & Supplies - 0.1%
VT Topco, Inc., 8.50%, 08/15/2030 (a)	500,000	526,424

Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	500,000	512,500

Life Sciences Tools & Services - 0.0%(b)
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	200,000	199,135

Medical Equipment & Devices - 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030 (a)	1,100,000	1,190,276

Pharmaceuticals - 1.1%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/2034 (a)	1,000,000	1,028,740
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	4,000,000	4,098,456
7.88%, 09/15/2029	250,000	268,899
		5,396,095
Total Health Care		8,187,965

Industrials - 9.5%
Aerospace & Defense - 0.9%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (a)	500,000	552,330
TransDigm, Inc.
5.50%, 11/15/2027	1,000,000	982,929
4.63%, 01/15/2029	1,000,000	931,497
4.88%, 05/01/2029	1,000,000	937,756
6.63%, 03/01/2032 (a)	1,000,000	1,011,350
		4,415,862

Building Products - 1.2%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	1,250,000	1,256,213
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	4,000,000	3,789,338
4.25%, 02/01/2032 (a)	1,000,000	884,961
		5,930,512

Commercial Services & Supplies - 4.4%
Cimpress PLC, 7.00%, 06/15/2026	1,000,000	1,000,245
CoreCivic, Inc., 8.25%, 04/15/2029	4,000,000	4,138,121
Deluxe Corp., 8.00%, 06/01/2029 (a)	2,500,000	2,348,108
GEO Group, Inc.
8.63%, 04/15/2029 (a)	4,000,000	4,101,905
10.25%, 04/15/2031 (a)	8,000,000	8,376,490
RR Donnelley & Sons Co., 9.75%, 07/31/2028 (a)	2,000,000	2,180,520
		22,145,389

Construction & Engineering - 0.8%
MasTec, Inc., 6.63%, 08/15/2029 (a)	3,000,000	2,960,428
Pike Corp., 8.63%, 01/31/2031 (a)	1,000,000	1,060,683
		4,021,111

Trading Companies & Distributors - 2.2%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	7,000,000	6,501,578
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	3,000,000	2,794,670
Fly Leasing Ltd., 7.00%, 10/15/2024 (a)	2,000,000	1,991,370
		11,287,618
Total Industrials		47,800,492

Information Technology - 2.2%
Communications Equipment - 0.4%
VM Consolidated, Inc., 5.50%, 04/15/2029 (a)	2,000,000	1,909,707

Software - 1.4%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026 (a)	7,500,000	7,323,263
Dye & Durham Ltd., 8.63%, 04/15/2029 (a)	100,000	101,551
		7,424,814

Technology Distributors - 0.4%
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)	1,800,000	1,868,936
Total Information Technology		11,203,457

Materials - 0.6%
Chemicals - 0.4%
Chemours Co., 5.75%, 11/15/2028 (a)	2,000,000	1,848,891

Construction Materials - 0.0%(b)
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (a)	250,000	250,853

Metals & Mining - 0.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	1,000,000	1,029,265
Total Materials		3,129,009

Real Estate - 4.3%
Hotel & Resort REITs - 0.6%
Service Properties Trust, 8.63%, 11/15/2031 (a)	3,000,000	3,130,899

Industrial REITs - 1.0%
IIP Operating Partnership LP, 5.50%, 05/25/2026	5,250,000	5,025,007

Specialized REITs - 2.7%
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (a)	1,000,000	913,067
4.63%, 03/15/2030 (a)	1,000,000	901,939
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (a)	11,500,000	11,273,848
10.50%, 02/15/2028 (a)	500,000	490,167
		13,579,021
Total Real Estate		21,734,927

Utilities - 0.7%
Independent Power & Renewable Elec Producers - 0.7%
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	3,500,000	3,472,931
TOTAL CORPORATE BONDS (Cost $301,245,501)		302,410,181

BANK LOANS - 30.6%	Par	Value
Communication Services - 3.7%
Diversified Telecommunications - 0.6%
Consolidated Communications, Inc. First Lien, 8.94% (1 mo. Term SOFR + 3.50%), 10/04/2027	2,928,009	2,798,489

Interactive Media & Services - 0.3%
Abe Investment Holdings, Inc. First Lien, 9.91% (1 mo. Term SOFR + 4.50%), 02/19/2026	1,750,946	1,752,609

Media - 2.8%
Directv Financing LLC First Lien, 10.69% (1 mo. Term SOFR + 5.25%), 08/02/2029	8,184,406	8,158,829
EW Scripps Co. First Lien, 8.01% (1 mo. Term SOFR + 2.56%), 05/01/2026	947,738	896,796
EW Scripps Co., 8.44% (1 mo. Term SOFR + 3.00%), 01/07/2028	170,938	143,716
Magnite, Inc., 9.83% (1 mo. Term SOFR + 4.50%), 02/06/2031	4,987,500	5,011,415
		14,210,756
Total Communication Services		18,761,854

Consumer Discretionary - 3.2%
Automobile Components - 1.7%
First Brands Group LLC First Lien
10.57% (3 mo. Term SOFR + 5.00%), 03/30/2027	6,922,446	6,892,160
10.57% (3 mo. Term SOFR + 5.00%), 03/30/2027	1,977,015	1,967,446
		8,859,606

Commercial Services & Supplies - 0.1%
Wand NewCo 3, Inc. First Lien, 9.08% (1 mo. Term SOFR + 3.75%), 01/30/2031	500,000	503,883

Hotels, Restaurants & Leisure - 1.0%
Dave & Buster's, Inc. First Lien, 8.63% (1 mo. Term SOFR + 3.25%), 06/29/2029	4,947,600	4,958,608

Household Durables - 0.4%
AI Aqua Merger Sub, Inc. First Lien, 9.58% (1 mo. Term SOFR + 4.25%), 07/31/2028	2,000,000	2,005,250
Total Consumer Discretionary		16,327,347

Consumer Staples - 2.5%
Household Products - 1.0%
Kronos Acquisition Holdings, Inc., 9.34% (1 mo. Term SOFR + 4.00%), 06/27/2031	5,000,000	4,975,000

Personal Care Products - 1.5%
KDC/ONE Development Corp., Inc. First Lien, 9.83%, (1 mo. Term SOFR + 5.00%), 08/15/2028 (c)	7,482,500	7,512,131
Total Consumer Staples		12,487,131

Financials - 3.8%
Financial Services - 0.8%
NCR Atleos Corp., 10.17% (1 mo. Term SOFR + 4.75%), 03/27/2029	3,972,000	4,019,168

Insurance - 3.0%
Acrisure LLC First Lien, 8.83% (1 mo. Term SOFR + 3.25%), 11/06/2030	4,000,000	4,000,020
HUB International Ltd. First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 06/20/2030	3,690,750	3,703,059
Jones Deslauriers Insurance Management, Inc. First Lien, 8.80% (1 mo. Term SOFR + 3.50%), 03/15/2030	3,491,250	3,498,232
Truist Insurance Holdings LLC Second Lien, 10.07% (1 mo. Term SOFR + 4.75%), 05/06/2032	4,000,000	4,090,000
		15,291,311
Total Financials		19,310,479

Health Care - 11.2%
Biotechnology - 2.6%
Endo Finance Holdings, Inc. First Lien, 9.82% (1 mo. Term SOFR + 4.50%), 04/23/2031	10,000,000	10,000,050
Star Parent, Inc. First Lien, 9.06% (3 mo. Term SOFR + 4.00%), 09/30/2030	2,992,500	2,993,682
		12,993,732

Health Care Equipment & Supplies - 1.9%
Bausch + Lomb Corp. First Lien, 9.33% (1 mo. Term SOFR + 4.00%), 09/29/2028	4,466,250	4,463,481
Embecta Corp., 8.33% (1 mo. Term SOFR + 3.00%), 04/02/2029	5,801,960	5,452,044
		9,915,525

Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc. First Lien, 9.07% (1 mo. Term SOFR + 3.75%), 07/01/2030	398,836	399,335

Pharmaceuticals - 6.6%
Amneal Pharmaceuticals LLC, 10.83% (1 mo. Term SOFR + 5.50%), 05/04/2028	19,793,475	19,945,984
Jazz Financing Lux Sarl First Lien, 8.44% (1 mo. Term SOFR + 3.00%), 05/05/2028	5,141,267	5,150,906
PetIQ Holdings LLC, 9.69% (1 mo. Term SOFR + 4.25%), 04/13/2028	8,137,000	8,106,486
		33,203,376
Total Health Care		56,511,968

Industrials - 5.4%
Aerospace & Defense - 0.4%
TransDigm, Inc. First Lien, 8.06% (1 mo. Term SOFR + 2.75%), 03/22/2030	1,872,910	1,878,576

Building Products - 1.4%
Trulite Glass & Aluminum Solutions LLC, 11.33% (1 mo. Term SOFR + 6.00%), 03/01/2030	7,453,125	7,248,164

Commercial Services & Supplies - 1.8%
Emerald X, Inc. First Lien, 10.42% (1 mo. Term SOFR + 5.00%), 05/22/2026	3,960,000	3,989,086
GEO Group, Inc., 10.57% (1 mo. Term SOFR + 5.25%), 04/14/2029	4,937,500	5,041,385
		9,030,471

Electrical Equipment - 0.3%
Array Technologies, Inc., 8.69% (1 mo. Term SOFR + 3.25%), 10/14/2027	1,510,681	1,512,758

Energy Equipment & Services - 0.8%
Artera Services LLC First Lien, 9.81% (1 mo. Term SOFR + 4.50%), 02/10/2031	3,990,000	4,015,995

Machinery - 0.5%
Chart Industries, Inc. First Lien, 8.67% (1 mo. Term SOFR + 3.25%), 03/18/2030	2,643,392	2,656,609

Transport Support Services - 0.2%
Savage Enterprises LLC First Lien, 8.33% (1 mo. Term SOFR + 3.25%), 09/18/2028	1,000,000	1,003,520
Total Industrials		27,346,093

Information Technology - 0.8%
Application Software - 0.8%
Dye & Durham Corp., 9.57% (1 mo. Term SOFR + 4.25%), 04/14/2031	4,000,000	4,020,000
TOTAL BANK LOANS (Cost $153,667,862)		154,764,872

CONVERTIBLE BONDS - 3.4%	Par	Value
Consumer Discretionary - 0.9%
Automobile Components - 0.3%
Patrick Industries, Inc., 1.75%, 12/01/2028	1,250,000	1,517,969

Diversified Consumer Services - 0.6%
Stride, Inc., 1.13%, 09/01/2027	2,000,000	2,868,000
Total Consumer Discretionary		4,385,969

Health Care - 1.1%
Biotechnology - 1.1%
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/2027	3,000,000	2,875,404
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/2029	2,000,000	2,688,750
		5,564,154
Total Health Care		5,564,154

Industrials - 0.9%
Electrical Equipment - 0.3%
Array Technologies, Inc., 1.00%, 12/01/2028	1,500,000	1,215,689

Machinery - 0.2%
Greenbrier Companies, Inc., 2.88%, 04/15/2028	1,000,000	1,075,750

Passenger Airlines - 0.4%
Southwest Airlines Co., 1.25%, 05/01/2025	2,000,000	2,009,500
Total Industrials		4,300,939

Utilities - 0.5%
Electric Utilities - 0.5%
PG&E Corp., 4.25%, 12/01/2027 (a)	2,500,000	2,524,375
TOTAL CONVERTIBLE BONDS (Cost $15,268,363)		16,775,437

PREFERRED STOCKS - 0.6%	Shares	Value
Financials - 0.6%
Financial Services - 0.6%
Compass Diversified Holdings	–	$–
Series A, 7.25%, Perpetual	25,000	606,250
Series C, 7.88%, Perpetual	100,000	2,453,000
TOTAL PREFERRED STOCKS (Cost $2,609,923)		3,059,250

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 9.2%	Shares
Fidelity Government Portfolio - Class Institutional, 5.21% (d)	46,662,978	46,662,978
TOTAL SHORT-TERM INVESTMENTS (Cost $46,662,978)		46,662,978

TOTAL INVESTMENTS - 103.6% (Cost $519,454,627)		523,672,718
Liabilities in Excess of Other Assets - (3.6)%		(18,087,608)
TOTAL NET ASSETS - 100.0%		$505,585,110

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $268,764,874 or 53.2% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(d)	The rate shown represents the annualized 7-day effective yield as of June 30, 2024.

INVESTMENT VALUATION (UNAUDITED)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to Kornitzer Capital Management (“Advisor” or “KCM”), as the Funds’ valuation designee, in accordance with new Rule 2a-5 of the 1940 Act. Some of the factors that may have been or may be considered by KCM in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2024, the Fund did not hold fair valued securities.

Debt securities, including treasury bills, commercial paper, corporate and convertible bonds, bank loans, etc., with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments and conflicts abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by KCM, along with any other relevant factors, in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by KCM. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2024. These assets are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Buffalo High Yield Fund
Corporate Bonds	$–	$302,410,181	$–	$302,410,181
Bank Loans	–	154,764,872	–	154,764,872
Convertible Bonds	–	16,775,437	–	16,775,437
Preferred Stocks	3,059,250	–	–	3,059,250
Short-Term Investments	46,662,978	–	–	46,662,978
Total*	$49,722,228	$473,950,490	$–	$523,672,718
* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2024.

FOREIGN CURRENCY TRANSLATION

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of June 30, 2024. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2024. The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Funds’ fair valuation guidelines. The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.